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                                           February 17, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     RE: Integrity Separate Account II
         FILE NO. 33-51268

Ladies/Gentlemen:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 25 to Integrity Separate Account II Registration Statement on Form N-4. We are requesting an effective date of May 1, 2006, which is less than 80 days from the date of filing, in conformance with Rule 485(a).

We plan a 485(b) filing in April to add the 2005 separate account and insurance company financial statements, the accumulation unit data that appears in Appendix A of the prospectus and the figures that will complete the fee disclosures.

The purpose of this filing is to update the information in the prospectus in keeping with the requirements of Section 10(a) under the Securities Act of 1933. In particular, we have added a new prospectus disclosure regarding the addition of a guaranteed minimum accumulation benefit (the "New Disclosure")

In conjunction with this filing, we are submitting a template request under Rule 485(b)(1)(vii), wherein we requested the Commission's approval to use the New Disclosure in one other Integrity product and two products of our wholly owned subsidiary, National Integrity Life Insurance Company. Other than adding the New Disclosure to the prospectus, we have made no other material changes. For your convenience, a copy of the prospectus with the New Disclosure highlighted will be included with the Rule 485(b)(1)(vii) template request.

Further, we hereby acknowledge that should the Securities and Exchange Commission ("Commission") or its staff, acting pursuant to delegated authority, declare this filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or its staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Integrity Life Insurance Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing. Integrity Life Insurance Company may not

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assert the action of the Commission, or its staff, acting pursuant to delegated authority, in declaring the filing effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854, or e-mail at rhonda.malone@wslife.com


                                           Sincerely,


                                           Rhonda S. Malone
                                           Associate Counsel - Securities
                                           Integrity Life Insurance Company